Quarterly Holdings Report
for
Strategic Advisers® Fidelity® U.S. Total Stock Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
August 31, 2022
TSF-NPRT1-1022
1.9887485.104
Common Stocks - 45.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	726,700	12,746,318
Cellnex Telecom SA (a)	171,500	6,678,678
Cogent Communications Group, Inc.	27,290	1,453,193
EchoStar Holding Corp. Class A (b)(c)	57,056	1,050,401
Liberty Global PLC Class C (b)	725,300	15,456,143
Verizon Communications, Inc.	2,813,009	117,611,906
		154,996,639
Entertainment - 0.6%
Activision Blizzard, Inc.	1,559,744	122,424,307
Cinemark Holdings, Inc. (b)(c)	373,200	5,254,656
Electronic Arts, Inc.	33,300	4,224,771
IMAX Corp. (b)	1,506,790	23,626,467
International Games Systems Co. Ltd.	366,000	4,466,034
Netflix, Inc. (b)	250,300	55,957,068
Nintendo Co. Ltd. ADR	235,283	12,022,961
Sciplay Corp. (A Shares) (b)	37,324	454,980
Sea Ltd. ADR (b)	195,900	12,145,800
Take-Two Interactive Software, Inc. (b)	90,998	11,152,715
The Walt Disney Co. (b)	869,722	97,478,442
Universal Music Group NV	1,507,183	29,929,565
Warner Bros Discovery, Inc. (b)	486,958	6,447,324
		385,585,090
Interactive Media & Services - 1.5%
Alphabet, Inc.:
Class A (b)	5,086,240	550,432,893
Class C (b)	1,523,540	166,294,391
Cars.com, Inc. (b)	194,400	2,478,600
Match Group, Inc. (b)	30,600	1,729,818
Meta Platforms, Inc. Class A (b)	1,496,600	243,841,038
QuinStreet, Inc. (b)	64,700	777,047
Shutterstock, Inc. (c)	34,021	1,885,104
Snap, Inc. Class A (b)	2,074,800	22,573,824
Tongdao Liepin Group (b)	991,503	1,237,146
Twitter, Inc. (b)	183,100	7,095,125
Ziff Davis, Inc. (b)	164,481	12,711,092
ZIGExN Co. Ltd.	938,100	2,271,811
		1,013,327,889
Media - 0.7%
Altice U.S.A., Inc. Class A (b)	502,000	5,020,000
Comcast Corp. Class A	8,604,701	311,404,129
Corus Entertainment, Inc. Class B (non-vtg.)	43,000	121,141
iHeartMedia, Inc. (b)	1,540,514	13,633,549
Interpublic Group of Companies, Inc.	1,083,225	29,940,339
Liberty Broadband Corp.:
Class A (b)	42,100	4,244,522
Class C (b)	162,600	16,536,420
Liberty Media Corp. Liberty Formula One Group Series C (b)	459,400	29,254,592
Loyalty Ventures, Inc. (b)	29,119	61,441
Nexstar Broadcasting Group, Inc. Class A	56,800	10,866,976
Pico Far East Holdings Ltd.	1,000,000	137,372
Sirius XM Holdings, Inc. (c)	312,636	1,903,953
TechTarget, Inc. (b)(c)	260,780	16,924,622
The New York Times Co. Class A	541,200	16,501,188
Thryv Holdings, Inc. (b)(c)	275,350	7,043,453
		463,593,697
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (b)	79,220	1,177,209
T-Mobile U.S., Inc. (b)	489,275	70,436,029
		71,613,238
TOTAL COMMUNICATION SERVICES		2,089,116,553
CONSUMER DISCRETIONARY - 4.0%
Auto Components - 0.2%
Adient PLC (b)	1,192,911	39,604,645
Akwel	5,700	103,108
Autoliv, Inc.	109,138	8,489,845
BorgWarner, Inc.	605,303	22,819,923
Cie Automotive SA	186,000	4,557,127
Compagnie Plastic Omnium SA	103,600	1,930,252
DaikyoNishikawa Corp.	604,000	2,533,487
G-Tekt Corp.	511,700	5,117,819
Gentex Corp.	359,827	9,819,679
Gentherm, Inc. (b)	48,673	2,915,513
Hi-Lex Corp.	59,800	461,106
Lear Corp.	290,209	40,234,576
Murakami Corp.	19,800	320,954
Patrick Industries, Inc.	135,430	7,173,727
		146,081,761
Automobiles - 0.3%
Ferrari NV	49,500	9,635,670
General Motors Co.	153,246	5,855,530
Tesla, Inc. (b)	662,700	182,646,747
		198,137,947
Distributors - 0.1%
Arata Corp.	71,900	2,130,353
Funko, Inc. (b)	38,099	848,465
Harima-Kyowa Co. Ltd.	25,100	285,513
LKQ Corp.	834,008	44,385,906
Yagi & Co. Ltd.	19,945	172,366
		47,822,603
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (b)(c)	275,882	10,397,993
Carriage Services, Inc.	22,182	785,465
European Wax Center, Inc. (c)	34,820	753,157
Grand Canyon Education, Inc. (b)	60,280	4,905,586
H&R Block, Inc.	2,071,900	93,235,500
Heian Ceremony Service Co. Ltd.	112,188	624,282
Laureate Education, Inc. Class A	514,490	5,669,680
MegaStudy Co. Ltd.	21,694	182,645
Multicampus Co. Ltd.	5,417	144,857
OneSpaWorld Holdings Ltd. (b)	169,330	1,491,797
Perdoceo Education Corp. (b)	102,705	1,189,324
Service Corp. International	250,887	15,482,237
Terminix Global Holdings, Inc. (b)	177,456	7,568,498
WW International, Inc. (b)	77,938	406,836
		142,837,857
Hotels, Restaurants & Leisure - 0.8%
ARAMARK Holdings Corp.	1,159,200	41,395,032
Betsson AB (B Shares)	166,700	1,045,081
Booking Holdings, Inc. (b)	50,967	95,604,408
Brinker International, Inc. (b)	557,200	13,656,972
Caesars Entertainment, Inc. (b)	293,500	12,655,720
Choice Hotels International, Inc.	49,932	5,727,700
Churchill Downs, Inc.	155,600	30,667,204
Compass Group PLC	790,900	17,013,097
Domino's Pizza, Inc.	143,100	53,213,166
El Pollo Loco Holdings, Inc. (b)(c)	90,630	820,202
Everi Holdings, Inc. (b)	223,860	4,141,410
Expedia, Inc. (b)	120,066	12,324,775
Golden Entertainment, Inc. (b)	30,881	1,181,507
Jack in the Box, Inc. (c)	29,140	2,327,120
Las Vegas Sands Corp. (b)	387,500	14,581,625
Light & Wonder, Inc. Class A (b)	36,520	1,797,880
Marriott International, Inc. Class A	424,100	65,201,134
McDonald's Corp.	112,000	28,255,360
NeoGames SA (b)	176,160	2,816,798
Noodles & Co. (b)	154,700	734,825
Penn Entertainment, Inc. (b)	572,600	17,882,298
Planet Fitness, Inc. (b)	402,300	27,255,825
Ruth's Hospitality Group, Inc.	450,720	8,212,118
Starbucks Corp.	83,802	7,045,234
Wingstop, Inc. (c)	45,376	5,166,511
Wyndham Hotels & Resorts, Inc.	542,348	35,437,018
		506,160,020
Household Durables - 0.3%
Cavco Industries, Inc. (b)	12,501	2,925,359
Cuckoo Holdings Co. Ltd.	40,045	527,943
D.R. Horton, Inc.	137,500	9,783,125
Ethan Allen Interiors, Inc.	32,210	765,632
FJ Next Co. Ltd.	112,000	828,398
Helen of Troy Ltd. (b)	145,192	17,950,087
Lennar Corp. Class A	375,500	29,082,475
Mohawk Industries, Inc. (b)	324,422	35,803,212
Pressance Corp.	305,900	3,307,684
PulteGroup, Inc.	1,236,882	50,291,622
Skyline Champion Corp. (b)	80,401	4,556,325
Sony Group Corp. sponsored ADR	103,900	8,244,465
Taylor Morrison Home Corp. (b)	60,340	1,515,137
Tempur Sealy International, Inc.	894,250	22,365,193
Toll Brothers, Inc.	167,590	7,338,766
TopBuild Corp. (b)	105,479	19,382,821
TRI Pointe Homes, Inc. (b)	75,000	1,299,750
Whirlpool Corp. (c)	24,852	3,891,823
		219,859,817
Internet & Direct Marketing Retail - 0.8%
Amazon.com, Inc. (b)	3,292,900	417,440,933
ASKUL Corp.	155,600	2,055,585
eBay, Inc.	1,141,800	50,387,634
PetMed Express, Inc. (c)	30,656	630,594
Revolve Group, Inc. (b)(c)	57,837	1,358,591
Uber Technologies, Inc. (b)	1,070,200	30,778,952
		502,652,289
Leisure Products - 0.0%
Malibu Boats, Inc. Class A (b)	31,796	1,908,714
Sturm, Ruger & Co., Inc. (c)	26,773	1,398,889
YETI Holdings, Inc. (b)	128,375	4,735,754
		8,043,357
Multiline Retail - 0.3%
B&M European Value Retail SA	754,300	3,241,324
Big Lots, Inc. (c)	252,813	5,200,363
Dillard's, Inc. Class A (c)	6,110	1,810,026
Dollar General Corp.	531,100	126,093,762
Europris ASA (a)	960,181	5,777,791
Max Stock Ltd.	99,100	162,038
Next PLC	70,000	4,726,260
Nordstrom, Inc. (c)	926,518	15,852,723
Ollie's Bargain Outlet Holdings, Inc. (b)	6,630	366,705
Target Corp.	8,900	1,427,026
		164,658,018
Specialty Retail - 0.8%
Academy Sports & Outdoors, Inc. (c)	246,495	10,619,005
Advance Auto Parts, Inc.	38,391	6,474,258
America's Car Mart, Inc. (b)(c)	4,490	361,939
American Eagle Outfitters, Inc. (c)	133,590	1,504,223
Arcland Sakamoto Co. Ltd.	100,000	1,072,282
Asbury Automotive Group, Inc. (b)	33,889	5,912,953
AutoNation, Inc. (b)	58,559	7,296,451
Burlington Stores, Inc. (b)	248,800	34,879,272
Dick's Sporting Goods, Inc. (c)	147,958	15,738,292
Five Below, Inc. (b)	165,000	21,100,200
Foot Locker, Inc.	177,707	6,546,726
Group 1 Automotive, Inc. (c)	26,167	4,673,165
Haverty Furniture Companies, Inc. (c)	21,780	584,140
Industria de Diseno Textil SA	766,000	16,539,038
JD Sports Fashion PLC	3,388,494	4,446,179
Lookers PLC	459,428	435,513
Lowe's Companies, Inc.	896,108	173,970,407
Maisons du Monde SA (a)(c)	447,500	4,294,779
Murphy U.S.A., Inc. (c)	34,900	10,126,933
National Vision Holdings, Inc. (b)(c)	77,140	2,563,362
Penske Automotive Group, Inc. (c)	44,727	5,273,761
Pets At Home Group PLC	1,341,200	4,939,088
Rent-A-Center, Inc.	101,710	2,628,186
Ross Stores, Inc.	486,600	41,978,982
Sally Beauty Holdings, Inc. (b)(c)	693,600	10,320,768
Samse SA	2,000	348,718
Signet Jewelers Ltd. (c)	77,716	5,080,295
The Buckle, Inc.	44,687	1,442,496
The Children's Place, Inc. (b)	20,260	854,567
The Container Store Group, Inc. (b)(c)	109,810	744,512
The Home Depot, Inc.	188,300	54,309,486
The Hour Glass Ltd.	1,760,100	2,917,970
TJX Companies, Inc.	888,700	55,410,445
Victoria's Secret & Co. (b)	56,320	1,883,341
Williams-Sonoma, Inc. (c)	182,090	27,085,888
		544,357,620
Textiles, Apparel & Luxury Goods - 0.2%
Capri Holdings Ltd. (b)	124,600	5,878,628
Crocs, Inc. (b)	141,600	10,435,920
Deckers Outdoor Corp. (b)	14,365	4,619,353
Embry Holdings Ltd.	190,000	17,824
Kontoor Brands, Inc. (c)	302,676	11,268,627
NIKE, Inc. Class B	215,400	22,929,330
PVH Corp.	750,800	42,232,500
Rocky Brands, Inc. (c)	112,137	2,930,140
Sitoy Group Holdings Ltd.	2,285,000	120,306
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	75,710	2,861,838
Steven Madden Ltd.	47,980	1,396,698
Tapestry, Inc.	1,413,700	49,097,801
Wolverine World Wide, Inc. (c)	104,300	2,038,022
		155,826,987
TOTAL CONSUMER DISCRETIONARY		2,636,438,276
CONSUMER STAPLES - 2.7%
Beverages - 0.7%
Coca-Cola European Partners PLC	716,200	35,215,554
Constellation Brands, Inc. Class A (sub. vtg.)	352,900	86,831,045
Diageo PLC sponsored ADR (c)	202,405	35,702,218
Keurig Dr. Pepper, Inc.	592,200	22,574,664
Monster Beverage Corp. (b)	865,800	76,909,014
National Beverage Corp. (c)	35,493	1,968,442
Primo Water Corp.	100,540	1,321,096
The Coca-Cola Co.	3,536,686	218,248,893
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	273,321	437,141
		479,208,067
Food & Staples Retailing - 0.7%
Acomo NV	40,700	830,300
Alimentation Couche-Tard, Inc. Class A (multi-vtg.) (c)	204,200	8,775,306
Belc Co. Ltd.	10,400	416,953
BJ's Wholesale Club Holdings, Inc. (b)	271,411	20,217,405
Costco Wholesale Corp.	240,900	125,773,890
G-7 Holdings, Inc.	366,200	3,926,457
Grocery Outlet Holding Corp. (b)	43,280	1,736,394
Ingles Markets, Inc. Class A	21,793	1,907,541
Natural Grocers by Vitamin Cottage, Inc.	50,000	718,000
OM2 Network Co. Ltd.	25,200	189,453
Performance Food Group Co. (b)	1,006,609	50,310,318
PriceSmart, Inc.	35,240	2,229,635
Satoh & Co. Ltd.	7,300	62,885
Sprouts Farmers Market LLC (b)	1,032,750	29,846,475
Sysco Corp.	1,545,755	127,091,976
U.S. Foods Holding Corp. (b)(c)	2,238,245	68,535,062
United Natural Foods, Inc. (b)	64,020	2,822,002
Walgreens Boots Alliance, Inc.	490,630	17,201,488
Walmart, Inc.	196,100	25,993,055
Weis Markets, Inc.	24,033	1,867,604
YAKUODO Holdings Co. Ltd.	40,300	692,413
		491,144,612
Food Products - 0.5%
Armanino Foods of Distinction	10,000	34,900
Axyz Co. Ltd.	7,100	152,908
Bunge Ltd.	952,500	94,459,425
Darling Ingredients, Inc. (b)	15,770	1,199,466
Flowers Foods, Inc.	291,064	7,946,047
Freshpet, Inc. (b)	383,100	16,676,343
Ingredion, Inc.	97,459	8,485,755
J&J Snack Foods Corp. (c)	21,781	3,246,022
John B. Sanfilippo & Son, Inc.	12,999	1,049,409
Kaneko Seeds Co. Ltd.	58,100	667,987
Lamb Weston Holdings, Inc.	123,300	9,806,049
Lancaster Colony Corp. (c)	29,034	4,893,681
LDC SA	10,059	970,444
Local Bounti Corp. (b)(c)	425,947	1,584,523
Mondelez International, Inc.	1,669,600	103,281,456
Pickles Corp. (d)	100,000	847,220
S Foods, Inc.	205,800	4,400,815
Sovos Brands, Inc.	60,730	927,347
Sunjuice Holdings Co. Ltd.	30,000	223,947
SunOpta, Inc. (b)(c)	1,236,140	12,274,870
Tootsie Roll Industries, Inc.	26,121	935,915
TreeHouse Foods, Inc. (b)	41,910	1,953,006
Tyson Foods, Inc. Class A	511,857	38,583,781
Whole Earth Brands, Inc. Class A (b)	402,220	2,055,344
		316,656,660
Household Products - 0.4%
Central Garden & Pet Co. Class A (non-vtg.) (b)	9,980	376,845
Colgate-Palmolive Co.	3,000	234,630
Procter & Gamble Co.	1,027,000	141,664,380
Reckitt Benckiser Group PLC	543,700	41,952,761
Spectrum Brands Holdings, Inc.	943,653	59,440,702
The Clorox Co.	207,600	29,964,984
Transaction Co. Ltd.	49,100	374,821
WD-40 Co. (c)	20,823	3,938,879
		277,948,002
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	320,000	81,401,600
Haleon PLC ADR (b)	2,488,759	14,882,779
Hengan International Group Co. Ltd.	403,500	1,930,955
Herbalife Nutrition Ltd. (b)	144,539	3,771,023
MediFast, Inc.	17,015	2,135,042
Nu Skin Enterprises, Inc. Class A	72,978	2,987,719
The Beauty Health Co. (b)	669,347	7,764,425
Unilever PLC sponsored ADR	398,900	18,106,071
USANA Health Sciences, Inc. (b)	17,769	1,146,456
		134,126,070
Tobacco - 0.2%
Altria Group, Inc.	1,867,981	84,283,303
KT&G Corp.	40,099	2,481,007
Swedish Match Co. AB	1,910,900	19,183,791
Vector Group Ltd.	199,088	1,951,062
		107,899,163
TOTAL CONSUMER STAPLES		1,806,982,574
ENERGY - 3.1%
Energy Equipment & Services - 0.1%
Baker Hughes Co. Class A	53,900	1,361,514
Expro Group Holdings NV (b)	240,534	3,252,020
Halliburton Co.	467,600	14,088,788
Liberty Oilfield Services, Inc. Class A (b)	256,909	3,853,635
Natural Gas Services Group, Inc. (b)	96,310	1,071,930
Nextier Oilfield Solutions, Inc. (b)	149,130	1,397,348
Oceaneering International, Inc. (b)	177,600	1,571,760
Schlumberger Ltd.	740,400	28,246,260
TechnipFMC PLC (b)	195,480	1,599,026
Weatherford International PLC (b)	163,500	4,600,890
		61,043,171
Oil, Gas & Consumable Fuels - 3.0%
Antero Resources Corp. (b)	2,264,880	90,776,390
APA Corp.	985,700	38,550,727
Baytex Energy Corp. (b)(c)	920,400	4,772,470
California Resources Corp.	17,600	879,296
Canadian Natural Resources Ltd. (c)	911,500	49,969,924
Cenovus Energy, Inc.:
warrants 1/1/26 (b)	117,180	1,622,060
(Canada)	5,261,854	98,718,607
China Petroleum & Chemical Corp. (H Shares)	7,586,000	3,567,280
Civitas Resources, Inc.	95,065	6,387,417
CNX Resources Corp. (b)	651,200	11,506,704
CVR Energy, Inc.	28,740	938,648
Delek U.S. Holdings, Inc.	143,200	4,045,400
Diamondback Energy, Inc.	235,800	31,427,424
Enterprise Products Partners LP	166,100	4,371,752
EQT Corp.	263,600	12,600,080
Exxon Mobil Corp.	9,804,445	937,206,898
Frontline Ltd. (NY Shares)	10,000	118,600
Genesis Energy LP	1,046,500	12,118,470
Golar LNG Ltd. (b)	51,410	1,401,951
Hess Corp.	1,655,963	200,007,211
Imperial Oil Ltd.	1,377,000	67,583,980
Kosmos Energy Ltd. (b)	8,874,377	62,741,845
Magnolia Oil & Gas Corp. Class A	2,561,270	61,137,515
MEG Energy Corp. (b)	2,693,025	37,647,192
Motor Oil (HELLAS) Corinth Refineries SA	44,600	844,423
National Energy Services Reunited Corp. (b)	179,070	1,257,071
Northern Oil & Gas, Inc. (c)	38,760	1,226,366
Oil & Natural Gas Corp. Ltd.	3,097,600	5,359,715
Ovintiv, Inc.	316,260	16,806,056
Parex Resources, Inc.	1,699,800	27,192,141
PDC Energy, Inc.	170,420	11,573,222
Phillips 66 Co.	338,168	30,252,509
Range Resources Corp. (c)	534,030	17,548,226
Sinopec Kantons Holdings Ltd.	2,606,000	795,362
Sitio Royalties Corp. (c)	15,040	382,618
Southwestern Energy Co. (b)	3,153,884	23,622,591
Star Petroleum Refining PCL (For. Reg.)	2,366,800	833,809
TotalEnergies SE sponsored ADR	244,020	12,325,450
Tourmaline Oil Corp. (c)	1,208,400	71,444,977
Valero Energy Corp.	264,800	31,013,376
		1,992,575,753
TOTAL ENERGY		2,053,618,924
FINANCIALS - 6.9%
Banks - 3.5%
Associated Banc-Corp.	3,002,515	60,170,401
Bancorp, Inc., Delaware (b)	1,367,800	32,444,216
Bank of America Corp.	14,895,356	500,632,915
Bank OZK (c)	80,510	3,263,070
Bank7 Corp.	10,000	238,100
BankUnited, Inc.	990,538	36,699,433
Bar Harbor Bankshares	101,400	2,872,662
BNP Paribas SA	183,527	8,528,534
Byline Bancorp, Inc.	53,300	1,162,473
Cadence Bank	240,610	6,130,743
Camden National Corp.	45,670	2,065,654
Chesapeake Financial Shares, Inc.	5,000	132,000
Citizens Financial Group, Inc.	255,372	9,367,045
CNB Financial Corp., Pennsylvania	125,000	3,290,000
Comerica, Inc.	137,372	11,030,972
Credit Agricole Atlantique Vendee	3,600	293,007
Cullen/Frost Bankers, Inc.	134,600	17,492,616
Customers Bancorp, Inc. (b)	43,678	1,515,190
Embassy Bancorp, Inc.	5,000	107,000
Enterprise Bancorp, Inc.	5,000	160,900
Eurobank Ergasias Services and Holdings SA (b)	8,723,411	8,093,643
First Bancorp, Puerto Rico	327,600	4,684,680
First Foundation, Inc. (c)	267,610	5,073,886
First Horizon National Corp.	1,535,070	34,723,283
First Interstate Bancsystem, Inc.	59,800	2,407,548
First Northwest Bancorp	159,760	2,556,160
FNB Corp., Pennsylvania	862,230	10,277,782
Great Southern Bancorp, Inc.	70,000	4,114,600
Hanmi Financial Corp.	107,914	2,667,634
Independent Bank Corp.	63,560	1,304,251
JPMorgan Chase & Co.	2,256,484	256,629,925
M&T Bank Corp.	644,032	117,072,137
Nicolet Bankshares, Inc. (b)(c)	46,600	3,568,628
Orrstown Financial Services, Inc.	65,150	1,676,310
PacWest Bancorp	1,606,069	42,287,797
Pathward Financial, Inc.	45,413	1,496,812
Piraeus Financial Holdings SA (b)	3,013,900	3,174,202
Plumas Bancorp	145,000	4,318,100
PNC Financial Services Group, Inc.	1,009,444	159,492,152
Preferred Bank, Los Angeles	24,900	1,689,216
Professional Holdings Corp. (A Shares) (b)	88,950	2,487,042
QCR Holdings, Inc.	104,000	5,808,400
Signature Bank	57,591	10,041,567
Silvergate Capital Corp. (b)	71,500	6,515,080
Societe Generale Series A	423,217	9,329,995
Sumitomo Mitsui Financial Group, Inc.	131,700	3,972,502
SVB Financial Group (b)	25,059	10,186,985
Synovus Financial Corp.	250,250	10,050,040
Texas Capital Bancshares, Inc. (b)	96,100	5,672,783
The Bank of NT Butterfield & Son Ltd. (c)	49,522	1,615,408
The Bank of Princeton	5,000	142,650
Truist Financial Corp.	1,113,242	52,144,255
U.S. Bancorp	1,936,820	88,338,360
UniCredit SpA	861,208	8,427,683
Union Bankshares, Inc. (c)	30,712	783,156
United Community Bank, Inc.	384,428	12,889,871
Univest Corp. of Pennsylvania	247,560	6,139,488
Washington Trust Bancorp, Inc.	108,700	5,503,481
Webster Financial Corp.	391,951	18,441,295
Wells Fargo & Co.	14,804,751	647,115,666
West Bancorp., Inc. (c)	77,400	1,904,814
Western Alliance Bancorp.	171,780	13,178,962
Wintrust Financial Corp.	33,190	2,799,245
		2,288,394,405
Capital Markets - 1.1%
Affiliated Managers Group, Inc.	292,100	37,201,856
Artisan Partners Asset Management, Inc.	101,473	3,425,728
Banca Generali SpA	58,000	1,541,111
Bank of New York Mellon Corp.	1,533,645	63,692,277
BlackRock, Inc. Class A	187,069	124,660,911
Bridge Investment Group Holdings, Inc.	35,712	582,463
Carlyle Group LP	203,670	6,625,385
Cboe Global Markets, Inc.	45,000	5,308,650
CI Financial Corp.	339,600	3,723,486
Cohen & Steers, Inc.	38,175	2,724,932
Coinbase Global, Inc. (b)(c)	43,205	2,886,094
Cowen Group, Inc. Class A	72,730	2,796,469
Diamond Hill Investment Group, Inc.	4,828	825,829
Evercore, Inc. Class A	59,361	5,561,532
Federated Hermes, Inc. (c)	391,854	13,346,547
Focus Financial Partners, Inc. Class A (b)	75,020	2,937,033
Goldman Sachs Group, Inc.	37,217	12,380,979
GQG Partners, Inc. unit	987,653	1,079,521
Hamilton Lane, Inc. Class A	53,189	3,700,891
Hennessy Advisors, Inc. (c)	10,000	99,400
Houlihan Lokey	77,045	6,048,033
Intercontinental Exchange, Inc.	286,180	28,861,253
Invesco Ltd.	584,300	9,623,421
KKR & Co. LP	678,607	34,310,370
Lazard Ltd. Class A	1,093,670	39,754,905
LPL Financial	112,800	24,966,024
Moelis & Co. Class A	92,747	3,863,840
Morgan Stanley	445,912	38,000,621
Northern Trust Corp.	1,096,866	104,300,988
Patria Investments Ltd. (c)	139,263	2,012,350
Perella Weinberg Partners Class A (c)	225,990	1,624,868
PJT Partners, Inc.	36,920	2,555,602
Raymond James Financial, Inc.	197,259	20,587,922
SEI Investments Co.	160,077	8,756,212
State Street Corp.	996,357	68,101,001
StepStone Group, Inc. Class A	312,286	8,522,285
Van Lanschot Kempen NV (Bearer)	5,800	122,403
Victory Capital Holdings, Inc.	23,916	640,470
Virtu Financial, Inc. Class A	380,537	8,737,130
Virtus Investment Partners, Inc.	21,490	4,109,963
		710,600,755
Consumer Finance - 0.3%
Aeon Credit Service (Asia) Co. Ltd.	2,930,000	1,852,006
American Express Co.	212,995	32,375,240
Atlanticus Holdings Corp. (b)(c)	8,280	235,732
Capital One Financial Corp.	168,147	17,793,316
Credit Acceptance Corp. (b)(c)	12,239	6,512,127
Discover Financial Services	401,390	40,335,681
Enova International, Inc. (b)	51,944	1,814,923
FirstCash Holdings, Inc. (c)	380,320	29,649,747
OneMain Holdings, Inc.	1,406,049	49,113,292
Shriram Transport Finance Co. Ltd.	210,246	3,527,133
SLM Corp.	424,300	6,483,304
Synchrony Financial	418,036	13,690,679
		203,383,180
Diversified Financial Services - 0.5%
A-Mark Precious Metals, Inc.	25,355	783,723
Acacia Research Corp. (b)	75,487	338,937
Berkshire Hathaway, Inc.:
Class A (b)	2	842,616
Class B (b)	1,062,048	298,223,078
BFF Bank SpA (a)	693,800	4,403,035
Cannae Holdings, Inc. (b)	1,331,380	28,771,122
Zenkoku Hosho Co. Ltd.	18,200	601,399
		333,963,910
Insurance - 1.2%
AFLAC, Inc.	350,202	20,809,003
American Financial Group, Inc.	96,894	12,371,426
Amerisafe, Inc.	28,367	1,356,510
Arthur J. Gallagher & Co.	145,858	26,483,437
ASR Nederland NV	137,300	5,611,632
Assurant, Inc.	328,730	52,100,418
BRP Group, Inc. (b)(c)	895,460	28,117,444
Chubb Ltd.	712,366	134,672,792
Db Insurance Co. Ltd.	145,700	6,462,940
Enstar Group Ltd. (b)	4,516	854,653
Erie Indemnity Co. Class A	36,534	7,852,253
First American Financial Corp.	160,783	8,601,891
Globe Life, Inc.	200,053	19,443,151
Hartford Financial Services Group, Inc.	442,129	28,433,316
Hyundai Fire & Marine Insurance Co. Ltd.	157,600	3,682,370
Investors Title Co.	6,000	884,100
Kinsale Capital Group, Inc.	31,419	7,967,230
Marsh & McLennan Companies, Inc.	388,267	62,654,646
NN Group NV	131,103	5,397,878
NN Group NV rights (b)(c)(e)	131,103	131,752
Old Republic International Corp.	418,217	9,133,859
Primerica, Inc.	352,682	44,702,444
Prudential PLC	155,200	1,628,849
Reinsurance Group of America, Inc.	201,360	25,242,490
RLI Corp.	58,320	6,401,203
Selective Insurance Group, Inc.	74,100	5,885,022
Talanx AG	145,341	5,155,933
The Travelers Companies, Inc.	1,318,428	213,110,702
White Mountains Insurance Group Ltd.	1,430	1,959,100
Willis Towers Watson PLC	344,700	71,294,301
		818,402,745
Mortgage Real Estate Investment Trusts - 0.1%
Redwood Trust, Inc.	175,740	1,361,985
Rithm Capital Corp.	7,173,000	67,641,390
		69,003,375
Thrifts & Mortgage Finance - 0.2%
Bridgewater Bancshares, Inc. (b)	117,080	2,011,434
Enact Holdings, Inc. (c)	143,900	3,655,060
Essent Group Ltd.	1,386,874	55,461,091
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	35,200	3,845,248
Greene County Bancorp, Inc.	79,200	4,213,440
Merchants Bancorp	36,696	989,691
MGIC Investment Corp.	3,337,305	47,690,088
NMI Holdings, Inc. (b)	317,764	6,523,695
Radian Group, Inc.	771,512	16,286,618
Southern Missouri Bancorp, Inc.	76,600	4,039,118
		144,715,483
TOTAL FINANCIALS		4,568,463,853
HEALTH CARE - 7.0%
Biotechnology - 1.0%
AbbVie, Inc.	118,000	15,866,280
ADC Therapeutics SA (b)(c)	274,530	1,872,295
Agios Pharmaceuticals, Inc. (b)	54,960	1,401,480
Alnylam Pharmaceuticals, Inc. (b)	119,200	24,635,064
Amgen, Inc.	117,600	28,259,280
Arcutis Biotherapeutics, Inc. (b)	277,276	7,472,588
Argenx SE ADR (b)	106,940	40,409,418
Ascendis Pharma A/S sponsored ADR (b)	132,513	11,869,189
Aurinia Pharmaceuticals, Inc. (b)(c)	133,660	983,738
Avid Bioservices, Inc. (b)	199,730	3,439,351
Beam Therapeutics, Inc. (b)(c)	70,000	3,822,000
BioCryst Pharmaceuticals, Inc. (b)	109,190	1,517,741
Blueprint Medicines Corp. (b)	1,018,598	74,581,746
Celldex Therapeutics, Inc. (b)	547,433	16,641,963
Century Therapeutics, Inc. (b)(c)	175,990	1,851,415
Cerevel Therapeutics Holdings (b)(c)	54,310	1,580,421
Crinetics Pharmaceuticals, Inc. (b)	153,900	2,905,632
Cytokinetics, Inc. (b)(c)	324,890	17,206,174
Day One Biopharmaceuticals, Inc. (b)(c)	864,060	20,296,769
Erasca, Inc. (b)(c)	529,870	4,779,427
Essex Bio-Technology Ltd.	320,000	168,931
Exelixis, Inc. (b)	200,000	3,548,000
Fusion Pharmaceuticals, Inc. (b)	1,900	4,199
Generation Bio Co. (b)	740	3,789
Gilead Sciences, Inc.	136,040	8,634,459
Global Blood Therapeutics, Inc. (b)	68,510	4,651,829
Graphite Bio, Inc. (b)(c)	6,290	20,820
Imago BioSciences, Inc. (b)(c)	125,000	1,816,250
Innovent Biologics, Inc. (a)(b)	1,500,000	6,323,292
Insmed, Inc. (b)(c)	221,600	5,455,792
Instil Bio, Inc. (b)(c)	345,680	1,797,536
Intercept Pharmaceuticals, Inc. (b)(c)	325,682	5,657,096
Kalvista Pharmaceuticals, Inc. (b)	81,200	1,337,364
Keros Therapeutics, Inc. (b)	13,330	471,482
Kinnate Biopharma, Inc. (b)(c)	1,670	24,182
Legend Biotech Corp. ADR (b)	285,000	13,249,650
Mirati Therapeutics, Inc. (b)(c)	6,850	555,056
Poseida Therapeutics, Inc. (b)	3,190	10,559
Prelude Therapeutics, Inc. (b)(c)	197,670	1,423,224
PTC Therapeutics, Inc. (b)(c)	358,581	17,907,535
RAPT Therapeutics, Inc. (b)(f)	1,531,600	40,909,036
Regeneron Pharmaceuticals, Inc. (b)	200,600	116,560,636
Relay Therapeutics, Inc. (b)(c)	329,160	7,560,805
Repare Therapeutics, Inc. (b)(c)	670	7,986
Repligen Corp. (b)	98,500	21,607,945
Sarepta Therapeutics, Inc. (b)	110,000	12,031,800
Scholar Rock Holding Corp. (b)	810	6,755
Shattuck Labs, Inc. (b)	7,120	23,140
Stoke Therapeutics, Inc. (b)(c)	169,921	2,559,010
United Therapeutics Corp. (b)	37,200	8,430,264
Vaxcyte, Inc. (b)	102,400	2,678,784
Vertex Pharmaceuticals, Inc. (b)	296,500	83,541,840
Verve Therapeutics, Inc. (b)(c)	175,820	6,744,455
Xencor, Inc. (b)	270,000	7,125,300
Zai Lab Ltd. (b)	1,280,000	5,674,781
Zentalis Pharmaceuticals, Inc. (b)	189,200	5,072,452
		674,988,005
Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	37,900	3,890,435
Angiodynamics, Inc. (b)	22,770	504,128
Atrion Corp. (c)	2,110	1,274,335
Axonics Modulation Technologies, Inc. (b)	884,010	63,869,723
Becton, Dickinson & Co.	69,725	17,599,985
Boston Scientific Corp. (b)	4,186,109	168,742,054
Cutera, Inc. (b)(c)	740,180	35,343,595
Envista Holdings Corp. (b)	546,367	20,264,752
Globus Medical, Inc. (b)	115,777	6,852,841
Heska Corp. (b)	21,650	1,971,666
InBody Co. Ltd.	31,800	528,961
Inogen, Inc. (b)	30,890	884,381
Inspire Medical Systems, Inc. (b)	35,000	6,702,150
Insulet Corp. (b)	174,000	44,451,780
iRhythm Technologies, Inc. (b)	1,909	281,482
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	358,691	5,947,097
LeMaitre Vascular, Inc. (c)	28,150	1,390,047
Masimo Corp. (b)	120,000	17,626,800
Meridian Bioscience, Inc. (b)	340,140	11,085,163
Neogen Corp. (b)(c)	157,453	3,290,768
Nevro Corp. (b)	180,000	8,157,600
Omnicell, Inc. (b)	33,400	3,416,486
Penumbra, Inc. (b)(c)	262,000	43,012,540
ResMed, Inc.	136,000	29,909,120
Tandem Diabetes Care, Inc. (b)	870,310	39,807,979
Utah Medical Products, Inc.	5,165	474,664
Value Added Technology Co. Ltd.	78,700	1,955,767
Vieworks Co. Ltd.	237,500	6,970,257
ViewRay, Inc. (b)	439,940	1,504,595
		547,711,151
Health Care Providers & Services - 3.1%
Acadia Healthcare Co., Inc. (b)	33,510	2,745,474
AdaptHealth Corp. (b)(c)	344,100	6,183,477
Addus HomeCare Corp. (b)	28,930	2,581,135
agilon health, Inc. (b)(c)	2,227,200	46,281,216
Alignment Healthcare, Inc. (b)	549,617	8,359,675
AMN Healthcare Services, Inc. (b)	82,561	8,474,061
Apollo Medical Holdings, Inc. (b)(c)	20,044	864,498
Cano Health, Inc. (b)	1,750,000	10,797,500
Cardinal Health, Inc.	636,727	45,029,333
Centene Corp. (b)	2,664,900	239,148,126
Chemed Corp.	23,421	11,152,846
Cigna Corp.	1,344,075	380,978,059
Corvel Corp. (b)	14,288	2,220,069
CVS Health Corp.	726,993	71,354,363
Elevance Health, Inc.	251,334	121,924,637
Guardant Health, Inc. (b)(c)	980,820	49,099,849
HCA Holdings, Inc.	170,000	33,637,900
HealthEquity, Inc. (b)	26,750	1,767,640
Henry Schein, Inc. (b)	203,125	14,911,406
Humana, Inc.	381,600	183,847,248
Laboratory Corp. of America Holdings	50,000	11,263,500
LHC Group, Inc. (b)	21,180	3,419,935
LifeStance Health Group, Inc. (b)	800,000	5,032,000
McKesson Corp.	257,774	94,603,058
Modivcare, Inc. (b)	13,290	1,439,573
Molina Healthcare, Inc. (b)	70,000	23,615,900
National Research Corp. Class A	20,821	710,204
Oak Street Health, Inc. (b)(c)	1,251,600	32,791,920
Option Care Health, Inc. (b)	130,060	4,026,658
Owens & Minor, Inc. (c)	1,170,120	34,530,241
Quest Diagnostics, Inc.	3,700	463,647
R1 Rcm, Inc. (b)	238,380	5,208,603
Sinopharm Group Co. Ltd. (H Shares)	3,916,000	8,724,044
Surgery Partners, Inc. (b)(c)	452,650	12,461,455
Tenet Healthcare Corp. (b)	834,780	47,165,070
Tokai Corp.	64,500	853,634
U.S. Physical Therapy, Inc. (c)	18,913	1,562,403
UnitedHealth Group, Inc.	1,001,430	520,072,642
Universal Health Services, Inc. Class B (c)	284,042	27,790,669
		2,077,093,668
Health Care Technology - 0.1%
Change Healthcare, Inc. (b)	220,000	5,405,400
Doximity, Inc. (b)(c)	190,000	6,306,100
Evolent Health, Inc. (b)	108,180	3,975,615
Health Catalyst, Inc. (b)	17,360	208,320
Phreesia, Inc. (b)	358,210	9,191,669
Simulations Plus, Inc. (c)	23,021	1,382,411
		26,469,515
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	72,000	9,234,000
Bio-Rad Laboratories, Inc. Class A (b)	20,800	10,088,832
Bruker Corp.	1,064,343	59,603,208
Danaher Corp.	415,100	112,039,641
ICON PLC (b)(c)	28,500	5,980,155
Lonza Group AG	21,800	11,626,377
Maravai LifeSciences Holdings, Inc. (b)	111,395	2,324,814
Medpace Holdings, Inc. (b)	43,740	6,456,461
Sartorius Stedim Biotech	41,000	15,067,919
Seer, Inc. (b)(c)	820	8,282
Syneos Health, Inc. (b)	82,720	4,972,299
Thermo Fisher Scientific, Inc.	157,500	85,887,900
West Pharmaceutical Services, Inc.	76,000	22,548,440
		345,838,328
Pharmaceuticals - 1.5%
Arvinas Holding Co. LLC (b)(c)	878,650	37,202,041
AstraZeneca PLC:
(United Kingdom)	320,000	39,581,548
sponsored ADR	1,334,820	83,266,072
Bayer AG	669,808	35,424,802
Bristol-Myers Squibb Co. (g)	4,381,461	295,354,286
Daito Pharmaceutical Co. Ltd.	55,500	1,058,830
Dawnrays Pharmaceutical Holdings Ltd.	2,354,000	361,921
Eli Lilly & Co.	377,900	113,834,817
Faes Farma SA	105,263	418,376
Genomma Lab Internacional SA de CV	1,000,000	817,512
GH Research PLC (b)(c)	52,570	817,464
GSK PLC sponsored ADR (c)	1,482,527	48,152,477
Jazz Pharmaceuticals PLC (b)	55,900	8,676,798
Johnson & Johnson	486,589	78,506,269
Merck & Co., Inc.	200,000	17,072,000
NGM Biopharmaceuticals, Inc. (b)	40,970	578,087
Nippon Chemiphar Co. Ltd.	5,983	82,577
Pliant Therapeutics, Inc. (b)(c)	58,900	1,135,592
Roche Holding AG (participation certificate)	305,556	98,462,869
Royalty Pharma PLC	1,000,000	41,810,000
Sanofi SA sponsored ADR	1,545,650	63,418,020
UCB SA	75,000	5,283,525
Viatris, Inc.	63,300	604,515
		971,920,398
TOTAL HEALTH CARE		4,644,021,065
INDUSTRIALS - 5.3%
Aerospace & Defense - 1.1%
Airbus Group NV	492,498	48,261,429
Cadre Holdings, Inc.	466,990	11,908,245
General Dynamics Corp.	78,927	18,068,758
HEICO Corp. Class A	379,646	46,537,007
Huntington Ingalls Industries, Inc.	101,131	23,286,424
Kratos Defense & Security Solutions, Inc. (b)	107,060	1,342,532
L3Harris Technologies, Inc.	247,400	56,454,206
Lockheed Martin Corp.	379,600	159,473,756
Magellan Aerospace Corp.	23,600	133,782
Mercury Systems, Inc. (b)	35,340	1,700,914
MTU Aero Engines AG	30,800	5,446,085
Northrop Grumman Corp.	225,200	107,643,348
Raytheon Technologies Corp.	79,568	7,141,228
Safran SA	49,400	5,036,551
The Boeing Co. (b)	1,517,797	243,226,969
Triumph Group, Inc. (b)	153,360	1,992,146
V2X, Inc. (b)	109,920	3,809,827
Woodward, Inc.	92,345	8,594,549
		750,057,756
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (b)	1,076,100	32,422,893
Deutsche Post AG	247,900	9,048,133
FedEx Corp.	152,083	32,060,617
Onelogix Group Ltd. (b)	574,686	97,490
Sinotrans Ltd. (H Shares)	378,000	108,011
United Parcel Service, Inc. Class B	589,160	114,597,512
		188,334,656
Airlines - 0.1%
Copa Holdings SA Class A (b)	17,300	1,231,760
Delta Air Lines, Inc. (b)	591,200	18,368,584
Hawaiian Holdings, Inc. (b)	50,000	749,500
Jet2 PLC (b)	321,579	3,191,853
JetBlue Airways Corp. (b)	1,131,500	8,814,385
Ryanair Holdings PLC sponsored ADR (b)	49,500	3,599,145
SkyWest, Inc. (b)	29,090	619,326
Spirit Airlines, Inc. (b)	42,840	971,611
Sun Country Airlines Holdings, Inc. (b)(c)	62,290	1,240,817
		38,786,981
Building Products - 0.4%
A.O. Smith Corp.	199,925	11,285,766
Allegion PLC	136,458	12,977,156
Builders FirstSource, Inc. (b)	631,893	37,035,249
Carlisle Companies, Inc.	239,720	70,875,615
Fortune Brands Home & Security, Inc.	513,829	31,564,515
Hayward Holdings, Inc. (b)(c)	522,400	5,490,424
Johnson Controls International PLC	139,493	7,552,151
KVK Corp.	1,000	13,250
Masonite International Corp. (b)	111,800	9,147,476
Nihon Dengi Co. Ltd.	28,200	661,935
Nihon Flush Co. Ltd.	104,578	712,898
Simpson Manufacturing Co. Ltd.	63,629	5,894,591
Trane Technologies PLC	620,000	95,523,400
Trex Co., Inc. (b)	175,132	8,194,426
UFP Industries, Inc.	15,940	1,265,477
		298,194,329
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (b)	620,800	5,283,008
Biffa PLC (a)	624,700	2,920,273
Casella Waste Systems, Inc. Class A (b)	36,480	2,988,806
CoreCivic, Inc. (b)	176,189	1,679,081
Ennis, Inc.	39,557	839,795
Millerknoll, Inc. (c)	43,390	1,201,035
Rollins, Inc.	344,343	11,625,020
Tetra Tech, Inc.	79,201	10,756,288
The Brink's Co.	153,730	8,498,194
The GEO Group, Inc. (b)	201,970	1,652,115
UniFirst Corp.	22,302	4,020,159
		51,463,774
Construction & Engineering - 0.1%
API Group Corp. (b)	31,670	492,469
Boustead Projs. Pte Ltd.	2,180,500	1,372,123
Comfort Systems U.S.A., Inc.	92,000	9,231,280
Dycom Industries, Inc. (b)	33,600	3,767,232
EMCOR Group, Inc.	78,180	9,297,166
IES Holdings, Inc. (b)	3,430	104,238
Meisei Industrial Co. Ltd.	215,000	1,156,350
MYR Group, Inc. (b)	24,710	2,296,547
Raiznext Corp.	201,000	1,735,458
Totetsu Kogyo Co. Ltd.	107,100	1,785,552
Watanabe Sato Co. Ltd.	3,900	72,624
Willscot Mobile Mini Holdings (b)	1,414,800	56,790,072
		88,101,111
Electrical Equipment - 0.5%
Acuity Brands, Inc.	231,526	37,954,057
Aichi Electric Co. Ltd.	450	10,154
AMETEK, Inc.	1,000,600	120,232,096
AQ Group AB	43,000	958,021
Array Technologies, Inc. (b)	278,620	5,823,158
Atkore, Inc. (b)	154,160	13,012,646
Emerson Electric Co.	872,100	71,285,454
GrafTech International Ltd.	1,124,050	6,609,414
Hubbell, Inc. Class B	89,953	18,557,304
nVent Electric PLC	246,426	8,122,201
Regal Rexnord Corp.	334,444	46,016,150
Shoals Technologies Group, Inc. (b)	81,990	2,162,076
Vertiv Holdings Co. (c)	1,454,214	16,767,087
Vertiv Holdings LLC (b)(h)	600,000	6,918,000
		354,427,818
Industrial Conglomerates - 0.6%
3M Co.	65,103	8,095,558
General Electric Co.	5,099,645	374,517,929
Siemens AG	228,000	23,095,053
		405,708,540
Machinery - 1.2%
AGCO Corp.	266,800	29,003,828
Allison Transmission Holdings, Inc.	158,614	5,751,344
Barnes Group, Inc.	68,224	2,118,355
Caterpillar, Inc.	438,900	81,069,219
Chart Industries, Inc. (b)(c)	143,030	27,727,796
Columbus McKinnon Corp. (NY Shares)	145,470	4,455,746
Crane Holdings Co.	277,938	26,226,230
Cummins, Inc.	28,942	6,233,239
Donaldson Co., Inc.	187,933	9,650,360
Ebara Jitsugyo Co. Ltd.	19,800	316,577
EnPro Industries, Inc.	800	72,448
Epiroc AB (A Shares)	27,600	422,302
ESAB Corp.	576,833	23,702,068
Estic Corp.	17,500	109,818
Federal Signal Corp. (c)	88,180	3,515,737
Flowserve Corp.	1,638,431	49,922,993
Fortive Corp.	2,165,224	137,123,636
Gorman-Rupp Co.	34,596	913,680
Graco, Inc.	248,960	15,893,606
Hy-Lok Corp.	14,316	265,018
IDEX Corp.	253,327	50,971,926
ITT, Inc.	968,750	70,263,438
John Bean Technologies Corp.	29,060	3,000,736
JOST Werke AG (a)	89,400	3,319,681
Lincoln Electric Holdings, Inc.	89,832	12,279,136
Mueller Industries, Inc.	87,274	5,513,099
Nakanishi Manufacturing Co. Ltd.	6,200	72,856
Nordson Corp.	82,327	18,702,225
NORMA Group AG	85,768	1,349,775
Omega Flex, Inc. (c)	4,606	465,298
Oshkosh Corp.	788,100	62,858,856
Otis Worldwide Corp.	112,104	8,096,151
Pentair PLC	642,400	28,586,800
Sakura Rubber Co. Ltd.	9,800	215,719
Shinwa Co. Ltd.	12,000	191,008
Snap-On, Inc.	81,299	17,711,800
Stanley Black & Decker, Inc.	328,032	28,899,619
Toro Co.	155,917	12,930,197
Watts Water Technologies, Inc. Class A	40,366	5,591,498
Westinghouse Air Brake Tech Co.	147,514	12,929,602
		768,443,420
Marine - 0.0%
Genco Shipping & Trading Ltd.	336,900	4,618,899
Professional Services - 0.3%
Alight, Inc. Class A (b)	467,300	3,682,324
Altech Corp.	57,500	770,582
ASGN, Inc. (b)	193,670	18,727,889
Barrett Business Services, Inc.	11,422	921,070
CACI International, Inc. Class A (b)	206,100	57,887,307
Career Design Center Co. Ltd.	116,100	1,406,396
CBIZ, Inc. (b)	15,860	692,448
CRA International, Inc.	117,562	10,746,342
Creek & River Co. Ltd.	20,000	346,128
Dip Corp.	93,300	2,413,178
Dun & Bradstreet Holdings, Inc. (b)	210,124	2,994,267
Equifax, Inc.	67,609	12,761,199
Exponent, Inc.	79,280	7,441,221
First Advantage Corp. (b)	53,060	734,350
Heidrick & Struggles International, Inc.	28,714	817,200
ICF International, Inc.	61,880	6,284,533
Insperity, Inc.	100,178	10,921,406
KBR, Inc.	302,730	14,621,859
Kforce, Inc.	156,677	8,573,365
Mastech Digital, Inc. (b)(c)	30,000	460,800
Quick Co. Ltd.	180,800	2,216,636
Robert Half International, Inc.	166,568	12,820,739
SHL-JAPAN Ltd.	31,200	611,213
TriNet Group, Inc. (b)	83,953	6,917,727
WDB Holdings Co. Ltd.	22,300	411,962
Will Group, Inc.	187,400	1,805,366
		187,987,507
Road & Rail - 0.4%
ArcBest Corp.	37,451	3,015,929
CSX Corp.	3,667,300	116,070,045
Daqin Railway Co. Ltd. (A Shares)	926,141	865,698
Knight-Swift Transportation Holdings, Inc. Class A	723,585	36,548,278
Landstar System, Inc.	333,165	48,851,984
NANSO Transport Co. Ltd.	45,800	404,818
Nikkon Holdings Co. Ltd.	48,200	815,879
Old Dominion Freight Lines, Inc.	141,500	38,404,515
Patriot Transportation Holding, Inc. (b)	10,000	76,800
Stef SA	50,734	4,690,632
XPO Logistics, Inc. (b)	188,003	9,855,117
		259,599,695
Trading Companies & Distributors - 0.2%
AerCap Holdings NV (b)	67,500	2,973,375
Air Lease Corp. Class A	703,100	25,564,716
Applied Industrial Technologies, Inc.	55,620	5,896,832
Beacon Roofing Supply, Inc. (b)	276,358	15,174,818
Beijer Ref AB (B Shares)	86,700	1,125,636
Boise Cascade Co.	59,835	3,729,516
Green Cross Co. Ltd.	28,200	204,079
Itochu Corp.	307,800	8,470,878
Kamei Corp.	149,800	1,178,531
Mitani Shoji Co. Ltd.	226,400	2,416,787
Mitsubishi Corp.	175,400	5,742,710
MSC Industrial Direct Co., Inc. Class A	68,580	5,432,222
Rush Enterprises, Inc. Class A	121,300	5,708,378
Shinsho Corp.	29,700	888,745
Totech Corp.	18,400	468,511
Triton International Ltd.	5,000	297,950
Univar Solutions, Inc. (b)	929,400	23,439,468
Watsco, Inc. (c)	48,375	13,159,451
		121,872,603
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd.	54,800	267,017
Qingdao Port International Co. Ltd. (H Shares) (a)	4,884,814	2,287,030
		2,554,047
TOTAL INDUSTRIALS		3,520,151,136
INFORMATION TECHNOLOGY - 8.2%
Communications Equipment - 0.2%
Cisco Systems, Inc.	1,892,800	84,646,016
Juniper Networks, Inc.	494,711	14,059,687
Lumentum Holdings, Inc. (b)	18,100	1,512,255
NetScout Systems, Inc. (b)	108,209	3,434,554
		103,652,512
Electronic Equipment & Components - 0.4%
Advanced Energy Industries, Inc.	125,500	11,268,645
Amphenol Corp. Class A	431,600	31,735,548
Avnet, Inc.	856,500	37,591,785
Badger Meter, Inc.	44,499	4,213,610
CDW Corp.	86,700	14,799,690
Cognex Corp.	664,271	27,972,452
CTS Corp.	47,202	1,997,589
Daido Signal Co. Ltd.	86,448	283,261
Daiwabo Holdings Co. Ltd.	160,000	2,252,346
Elematec Corp.	60,000	585,123
Fabrinet (b)	70,813	7,282,409
II-VI, Inc. (b)	39,960	1,887,311
Insight Enterprises, Inc. (b)	169,197	15,417,231
IPG Photonics Corp. (b)	52,317	4,739,397
Kingboard Chemical Holdings Ltd.	707,000	2,232,494
Kitron ASA	74,100	149,500
Makus, Inc.	287,084	1,706,076
Methode Electronics, Inc. Class A	210,000	8,496,600
Mirion Technologies, Inc. (b)(h)	1,430,613	10,829,740
Napco Security Technologies, Inc.	44,152	1,309,548
National Instruments Corp.	193,177	7,680,718
Redington (India) Ltd.	1,034,288	1,928,918
Riken Keiki Co. Ltd.	17,700	556,206
Rogers Corp. (b)	27,435	6,873,016
Sanmina Corp. (b)	94,297	4,575,290
ScanSource, Inc. (b)	119,631	3,465,710
TD SYNNEX Corp.	124,300	11,967,604
TE Connectivity Ltd.	374,300	47,240,403
Thinking Electronic Industries Co. Ltd.	351,000	1,641,203
TTM Technologies, Inc. (b)	227,370	3,576,530
Vontier Corp.	150,000	3,288,000
		279,543,953
IT Services - 1.7%
Accenture PLC Class A	43,300	12,490,318
Affirm Holdings, Inc. (b)(c)	125,000	2,928,750
Amadeus IT Holding SA Class A (b)	253,100	13,360,987
Amdocs Ltd.	919,592	78,597,528
Avant Corp.	180,500	1,952,245
Block, Inc. Class A (b)	343,700	23,684,367
Capgemini SA	265,600	46,176,247
Cass Information Systems, Inc.	17,227	631,886
Cognizant Technology Solutions Corp. Class A	1,739,800	109,903,166
Concentrix Corp.	280,568	35,289,843
CSE Global Ltd.	1,349,925	434,607
CSG Systems International, Inc.	47,818	2,766,271
Cyxtera Technologies, Inc. Class A (b)	320,516	2,032,071
Dlocal Ltd. (b)	602,400	14,981,688
DTS Corp.	109,500	2,821,196
DXC Technology Co. (b)	73,880	1,830,746
E-Credible Co. Ltd.	46,500	602,338
Edenred SA	431,059	21,876,234
Enea AB (b)(c)	27,900	244,452
EPAM Systems, Inc. (b)	54,300	23,158,950
EVERTEC, Inc.	90,877	3,053,467
EVO Payments, Inc. Class A (b)	69,467	2,314,640
ExlService Holdings, Inc. (b)	127,981	21,463,694
Fidelity National Information Services, Inc.	321,057	29,334,978
Future Corp.	27,500	334,561
Genpact Ltd.	1,228,341	57,707,460
Global Payments, Inc.	34,400	4,273,512
GoDaddy, Inc. (b)	521,000	39,502,220
Hackett Group, Inc.	40,812	837,870
IBM Corp.	58,082	7,460,633
MasterCard, Inc. Class A	143,386	46,510,117
Maximus, Inc.	562,590	34,087,328
MongoDB, Inc. Class A (b)	163,800	52,884,468
PayPal Holdings, Inc. (b)	195,000	18,220,800
Perficient, Inc. (b)	73,756	5,760,344
Sabre Corp. (b)(c)	1,056,200	7,594,078
Snowflake, Inc. (b)	71,400	12,919,830
SolarWinds, Inc. (c)	65,206	591,418
TDC Soft, Inc.	182,200	1,551,148
Twilio, Inc. Class A (b)	265,100	18,445,658
Unisys Corp. (b)	705,320	6,566,529
Verra Mobility Corp. (b)(c)	565,630	9,016,142
Visa, Inc. Class A	1,371,374	272,505,728
WEX, Inc. (b)	230,700	35,585,475
Wix.com Ltd. (b)	137,900	8,727,691
WNS Holdings Ltd. sponsored ADR (b)	121,317	10,220,957
Worldline SA (a)(b)	80,500	3,448,837
		1,106,683,473
Semiconductors & Semiconductor Equipment - 1.2%
Advanced Micro Devices, Inc. (b)	164,100	13,927,167
Allegro MicroSystems LLC (b)	80,581	1,879,149
Amkor Technology, Inc.	146,850	2,956,091
Analog Devices, Inc.	65,426	9,914,002
Applied Materials, Inc.	178,918	16,830,816
ASML Holding NV (Netherlands)	38,000	18,548,380
Cirrus Logic, Inc. (b)	232,600	17,838,094
Diodes, Inc. (b)	64,330	4,578,366
Ichor Holdings Ltd. (b)	19,070	585,830
Intel Corp.	647,122	20,656,134
Kulicke & Soffa Industries, Inc.	94,779	3,984,509
Lam Research Corp.	128,600	56,315,226
Lattice Semiconductor Corp. (b)	200,585	10,811,532
MACOM Technology Solutions Holdings, Inc. (b)	48,460	2,672,569
Marvell Technology, Inc.	785,211	36,763,579
MaxLinear, Inc. Class A (b)	22,770	818,126
MediaTek, Inc.	543,000	11,757,826
Microchip Technology, Inc.	632,600	41,277,150
Micron Technology, Inc.	958,650	54,192,485
MKS Instruments, Inc.	85,500	8,516,655
Nova Ltd. (b)(c)	16,530	1,641,760
NVE Corp.	7,357	373,147
NVIDIA Corp.	1,027,536	155,096,284
NXP Semiconductors NV	401,842	66,135,156
Onto Innovation, Inc. (b)	27,150	1,927,379
Parade Technologies Ltd.	58,000	1,624,886
Power Integrations, Inc.	90,001	6,437,772
Qualcomm, Inc.	662,975	87,691,703
Renesas Electronics Corp. (b)	2,979,400	28,210,596
Semtech Corp. (b)	175,330	8,098,493
Silergy Corp.	385,000	6,605,348
Silicon Laboratories, Inc. (b)	58,112	7,283,177
SiTime Corp. (b)	11,450	1,218,395
Sitronix Technology Corp.	20,000	123,752
SMART Global Holdings, Inc. (b)(c)	134,760	2,472,846
SolarEdge Technologies, Inc. (b)	200,600	55,359,582
Synaptics, Inc. (b)	8,180	945,690
Systems Technology, Inc.	42,700	471,942
Taiwan Semiconductor Manufacturing Co. Ltd.	2,913,000	47,722,062
Topco Scientific Co. Ltd.	881,000	4,709,074
Universal Display Corp.	63,506	7,095,525
		826,068,255
Software - 3.2%
Adobe, Inc. (b)	282,300	105,422,112
Altair Engineering, Inc. Class A (b)	12,450	647,525
American Software, Inc. Class A	48,215	816,280
Asiainfo Technologies Ltd. (a)	174,000	249,522
Aspen Technology, Inc. (b)	99,078	20,865,827
Autodesk, Inc. (b)	238,467	48,108,333
Black Knight, Inc. (b)	48,200	3,188,912
Blackbaud, Inc. (b)	511,633	26,758,406
CCC Intelligent Solutions Holdings, Inc. (b)(h)	134,385	1,284,721
Ceridian HCM Holding, Inc. (b)	480,500	28,657,020
Check Point Software Technologies Ltd. (b)	39,100	4,701,384
Consensus Cloud Solutions, Inc. (b)	24,227	1,219,829
Coupa Software, Inc. (b)	142,900	8,345,360
Cresco Ltd.	317,400	4,190,275
Cvent Holding Corp. (b)(h)	267,744	1,354,785
Dolby Laboratories, Inc. Class A	95,650	7,005,406
DoubleVerify Holdings, Inc. (b)	101,700	2,628,945
Dynatrace, Inc. (b)	243,702	9,304,542
Elastic NV (b)	709,386	59,524,579
Envestnet, Inc. (b)	100	5,237
Five9, Inc. (b)	307,300	30,149,203
HubSpot, Inc. (b)	78,400	26,423,936
Intuit, Inc.	148,700	64,205,686
LivePerson, Inc. (b)(c)	124,560	1,444,896
Manhattan Associates, Inc. (b)	96,080	13,572,261
Microsoft Corp.	4,430,602	1,158,469,505
Model N, Inc. (b)	10,280	307,372
NCR Corp. (b)	25,170	781,529
New Relic, Inc. (b)	92,410	5,610,211
NortonLifeLock, Inc.	3,767,400	85,105,566
Open Text Corp.	725,300	22,832,444
Open Text Corp.	75,400	2,375,070
Otonomo Technologies Ltd. (b)(c)	276,600	118,910
Paylocity Holding Corp. (b)	58,032	13,985,712
PTC, Inc. (b)	468,443	53,819,416
Qualys, Inc. (b)	76,885	11,678,832
Rapid7, Inc. (b)	66,060	3,798,450
Salesforce.com, Inc. (b)	520,870	81,318,224
SAP SE sponsored ADR	468,655	39,938,779
Sinosoft Tech Group Ltd. (b)	8,677,000	434,817
Synopsys, Inc. (b)	108,900	37,681,578
System Information Co. Ltd.	48,000	340,252
System Research Co. Ltd.	147,000	2,102,359
Telos Corp. (b)	78,080	772,992
Tenable Holdings, Inc. (b)	1,108,088	43,891,366
Varonis Systems, Inc. (b)	156,990	4,293,677
VMware, Inc. Class A	196,688	22,821,709
Workday, Inc. Class A (b)	129,723	21,347,217
Workiva, Inc. (b)	222,300	15,091,947
Zendesk, Inc. (b)	415,100	31,867,227
Zuora, Inc. (b)	348,890	2,679,475
		2,133,539,618
Technology Hardware, Storage & Peripherals - 1.5%
3D Systems Corp. (b)	187,093	1,895,252
Apple, Inc.	5,793,157	910,800,144
Avid Technology, Inc. (b)	62,520	1,709,922
Dell Technologies, Inc.	378,353	14,487,136
Elecom Co. Ltd.	66,800	812,898
MCJ Co. Ltd.	672,000	4,671,487
Pure Storage, Inc. Class A (b)	92,800	2,688,416
Samsung Electronics Co. Ltd.	101,720	4,488,473
Seagate Technology Holdings PLC	231,600	15,507,936
TSC Auto ID Technology Corp.	43,000	275,663
Western Digital Corp. (b)	336,000	14,199,360
		971,536,687
TOTAL INFORMATION TECHNOLOGY		5,421,024,498
MATERIALS - 1.6%
Chemicals - 0.8%
Ashland, Inc.	29,550	3,007,008
Aspen Aerogels, Inc. (b)	44,260	575,823
Axalta Coating Systems Ltd. (b)	309,800	7,977,350
Balchem Corp.	49,264	6,493,980
C. Uyemura & Co. Ltd.	77,700	3,636,269
CF Industries Holdings, Inc.	671,728	69,496,979
Chase Corp.	11,373	1,002,644
DuPont de Nemours, Inc.	1,619,875	90,129,845
Element Solutions, Inc.	657,860	12,282,246
Huntsman Corp.	343,754	9,631,987
International Flavors & Fragrances, Inc.	313,521	34,637,800
Linde PLC	313,300	88,620,038
LyondellBasell Industries NV Class A	192,100	15,944,300
Minerals Technologies, Inc.	48,765	2,841,049
Olin Corp.	838,490	45,831,863
Quaker Houghton (c)	13,590	2,369,009
Scientex Bhd	1,245,100	978,597
Scientex Bhd warrants 1/14/26 (b)	118,080	21,022
Sensient Technologies Corp.	61,558	4,904,326
Sherwin-Williams Co.	341,200	79,192,520
Sisecam Resources LP	25,000	550,000
SK Kaken Co. Ltd.	5,000	1,317,833
Soulbrain Co. Ltd.	15,800	2,528,174
The Mosaic Co.	251,300	13,537,531
Toho Acetylene Co. Ltd.	82,700	707,716
Tronox Holdings PLC	709,261	10,376,488
Valvoline, Inc.	703,987	20,464,902
		529,057,299
Construction Materials - 0.1%
Eagle Materials, Inc.	193,080	23,096,230
RHI Magnesita NV	63,000	1,323,955
Summit Materials, Inc. (b)	1,267,550	36,023,771
Vertex Corp.	33,600	324,301
Vicat SA	43,400	1,101,274
Wienerberger AG	220,613	5,174,596
		67,044,127
Containers & Packaging - 0.1%
Aptargroup, Inc.	96,421	9,913,043
Crown Holdings, Inc.	357,730	32,406,761
Silgan Holdings, Inc.	30,000	1,366,500
Vidrala SA	5,250	333,442
		44,019,746
Metals & Mining - 0.6%
Alcoa Corp.	509,500	25,210,060
Arconic Corp. (b)	140,440	3,540,492
Chubu Steel Plate Co. Ltd.	43,300	274,464
Commercial Metals Co.	1,206,457	48,873,573
First Quantum Minerals Ltd.	1,675,100	29,641,241
Freeport-McMoRan, Inc.	4,037,412	119,507,395
Glencore Xstrata PLC	4,702,600	25,711,743
Lundin Mining Corp.	6,236,700	32,433,594
Mount Gibson Iron Ltd.	12,253,674	3,553,200
Newmont Corp.	508,600	21,035,696
Reliance Steel & Aluminum Co.	91,775	17,251,865
Rio Tinto PLC sponsored ADR	10,000	562,900
Royal Gold, Inc.	96,143	8,835,542
Sandfire Resources NL	196,469	606,764
St Barbara Ltd.	491,765	303,390
Steel Dynamics, Inc.	286,816	23,151,788
Teck Resources Ltd. Class B (sub. vtg.)	47,400	1,605,324
		362,099,031
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	347,600	18,850,348
Resolute Forest Products, Inc. (b)	69,626	1,410,623
Stella-Jones, Inc.	57,000	1,735,585
		21,996,556
TOTAL MATERIALS		1,024,216,759
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Alexanders, Inc.	3,140	743,866
Alexandria Real Estate Equities, Inc.	6,200	951,080
American Homes 4 Rent Class A	942,100	33,501,076
American Tower Corp.	241,199	61,276,606
Americold Realty Trust	32,330	951,149
Apartment Income (REIT) Corp.	1,088,500	44,465,225
Apple Hospitality (REIT), Inc.	1,487,800	23,670,898
Armada Hoffler Properties, Inc.	147,460	1,936,150
Corporate Office Properties Trust (SBI)	324,420	8,383,013
Crown Castle International Corp.	271,400	46,363,262
CubeSmart	184,500	8,496,225
Douglas Emmett, Inc.	75,060	1,465,171
Equinix, Inc.	38,795	25,502,669
Equity Lifestyle Properties, Inc.	285,500	20,013,550
Essex Property Trust, Inc.	38,600	10,231,316
Gaming & Leisure Properties	1,006,300	48,574,101
Host Hotels & Resorts, Inc.	714,500	12,696,665
Invitation Homes, Inc.	455,000	16,507,400
Kilroy Realty Corp.	4,100	199,957
Life Storage, Inc.	48,400	6,158,900
LXP Industrial Trust (REIT)	4,375,691	44,019,451
Medical Properties Trust, Inc.	1,722,100	25,159,881
Mid-America Apartment Communities, Inc.	100,200	16,600,134
Plymouth Industrial REIT, Inc.	1,633,200	33,104,964
Prologis (REIT), Inc.	248,700	30,965,637
RLJ Lodging Trust	535,460	6,457,648
Sabra Health Care REIT, Inc.	168,710	2,525,589
Simon Property Group, Inc.	349,435	35,635,381
Spirit Realty Capital, Inc.	38,940	1,590,699
Sunstone Hotel Investors, Inc.	57,890	630,422
Uniti Group, Inc.	201,450	1,891,616
Universal Health Realty Income Trust (SBI)	19,509	992,813
Urban Edge Properties	110,440	1,737,221
Ventas, Inc.	180,100	8,619,586
Washington REIT (SBI)	225,200	4,416,172
Welltower Op	171,500	13,145,475
		599,580,968
Real Estate Management & Development - 0.2%
Anywhere Real Estate, Inc. (b)	124,930	1,220,566
Arealink Co. Ltd.	26,800	366,239
CBRE Group, Inc. (b)	436,700	34,481,832
Cushman & Wakefield PLC (b)	2,025,809	30,306,103
Jones Lang LaSalle, Inc. (b)	76,957	13,313,561
Newmark Group, Inc.	3,107,133	31,848,113
WeWork, Inc. (b)(c)	884,940	3,628,254
		115,164,668
TOTAL REAL ESTATE		714,745,636
UTILITIES - 1.9%
Electric Utilities - 1.5%
Allete, Inc.	369,528	21,868,667
Constellation Energy Corp.	1,341,955	109,490,108
Duke Energy Corp.	624,400	66,754,604
Edison International	50,100	3,395,277
Entergy Corp.	148,300	17,098,990
Evergy, Inc.	1,191,764	81,671,587
Exelon Corp.	1,887,566	82,883,023
FirstEnergy Corp.	402,000	15,899,100
IDACORP, Inc.	403,294	44,055,837
NextEra Energy, Inc.	1,252,700	106,554,662
OGE Energy Corp.	616,100	24,976,694
PG&E Corp. (b)	12,697,866	156,564,688
Portland General Electric Co.	699,300	36,132,831
PPL Corp.	1,728,100	50,253,148
Southern Co.	2,124,866	163,763,423
		981,362,639
Gas Utilities - 0.0%
Brookfield Infrastructure Corp. A Shares (c)	158,930	7,565,068
China Resource Gas Group Ltd.	262,200	1,020,852
New Jersey Resources Corp. (c)	57,390	2,533,195
South Jersey Industries, Inc.	278,681	9,433,352
		20,552,467
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp.	62,910	2,415,115
Clearway Energy, Inc. Class C	29,240	1,084,804
Sunnova Energy International, Inc. (b)(c)	898,130	22,650,839
The AES Corp.	1,932,700	49,187,215
		75,337,973
Multi-Utilities - 0.3%
CenterPoint Energy, Inc.	455,444	14,360,149
Dominion Energy, Inc.	1,407,717	115,151,251
NiSource, Inc.	410,600	12,116,806
Sempra Energy	189,000	31,179,330
		172,807,536
TOTAL UTILITIES		1,250,060,615
TOTAL COMMON STOCKS (Cost $26,263,544,566)		29,728,839,889

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Embraer SA sponsored ADR (b)	788,200	8,402,212
INFORMATION TECHNOLOGY - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co. Ltd.	1,617,110	65,157,174
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $80,755,201)		73,559,386

Equity Funds - 53.7%
	Shares	Value ($)
Large Blend Funds - 6.5%
Fidelity SAI U.S. Large Cap Index Fund (i)	56,043,614	1,068,191,279
Fidelity SAI U.S. Low Volatility Index Fund (i)	190,502,159	3,246,156,787
TOTAL LARGE BLEND FUNDS		4,314,348,066
Large Growth Funds - 37.6%
Fidelity Blue Chip Growth Fund (i)	5,561,350	709,628,262
Fidelity Contrafund (i)	291,651,377	4,062,703,682
Fidelity Growth Company Fund (i)	215,954,947	5,681,774,648
Fidelity Magellan Fund (i)	324,949,034	3,710,917,965
Fidelity SAI U.S. Momentum Index Fund (i)	183,171,988	2,496,634,202
Fidelity SAI U.S. Quality Index Fund (i)	524,682,901	8,211,287,386
TOTAL LARGE GROWTH FUNDS		24,872,946,145
Large Value Funds - 7.7%
Fidelity Large Cap Value Enhanced Index Fund (i)	206,784,757	3,008,718,220
Fidelity SAI U.S. Value Index Fund (i)	176,360,377	2,070,470,824
TOTAL LARGE VALUE FUNDS		5,079,189,044
Mid-Cap Growth Funds - 0.0%
Fidelity Extended Market Index Fund (i)	140,274	9,461,453
Small Blend Funds - 0.9%
Fidelity Small Cap Discovery Fund (i)	24,611,610	583,787,387
Fidelity Small Cap Index Fund (i)	468,342	10,710,974
TOTAL SMALL BLEND FUNDS		594,498,361
Small Growth Funds - 1.0%
Fidelity Advisor Small Cap Growth Fund Class Z (i)	26,480,430	656,714,673
TOTAL EQUITY FUNDS (Cost $35,464,370,921)		35,527,157,742

Other - 0.0%
	Shares	Value ($)
Commodity Funds - Broad Basket - 0.0%
Fidelity SAI Inflation-Focused Fund (i) (Cost $10,022,703)	1,173,878	14,215,658

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (j)	772,966,424	773,121,018
Fidelity Securities Lending Cash Central Fund 2.34% (j)(k)	489,307,904	489,356,835
TOTAL MONEY MARKET FUNDS (Cost $1,262,474,090)		1,262,477,853

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $63,081,167,481)	66,606,250,528
NET OTHER ASSETS (LIABILITIES) - (0.7)% (l)	(440,953,925)
NET ASSETS - 100.0%	66,165,296,603

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	3	Sep 2022	276,690	18,593	18,593
CME E-mini S&P 500 Index Contracts (United States)	219	Sep 2022	43,323,675	2,217,839	2,217,839
CME E-mini S&P MidCap 400 Index Contracts (United States)	6	Sep 2022	1,458,180	139,026	139,026

TOTAL FUTURES CONTRACTS					2,375,458
The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Bristol-Myers Squibb Co.	Chicago Board Options Exchange	1,000	6,741,000	80.00	09/16/22	(3,000)

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,702,918 or 0.1% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Affiliated company
(g)	Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $6,741,000.
(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,387,246 or 0.0% of net assets.

(i)	Affiliated Fund
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
(l)	Includes $2,297,250 of cash collateral to cover margin requirements for futures contracts.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
CCC Intelligent Solutions Holdings, Inc.	2/02/21	1,343,850
Cvent Holding Corp.	7/23/21	2,677,440
Mirion Technologies, Inc.	6/16/21	14,306,130
Vertiv Holdings LLC	2/06/20	6,000,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	699,065,513	1,020,471,797	946,416,292	3,302,657	-	-	773,121,018	1.5%
Fidelity Securities Lending Cash Central Fund 2.34%	538,532,731	680,698,004	729,873,900	602,617	-	-	489,356,835	1.4%
Total	1,237,598,244	1,701,169,801	1,676,290,192	3,905,274	-	-	1,262,477,853

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Small Cap Growth Fund Class Z	645,592,892	-	-	-	-	11,121,781	656,714,673
Fidelity Blue Chip Growth Fund	728,703,693	-	-	-	-	(19,075,431)	709,628,262
Fidelity Contrafund	4,252,277,077	-	-	-	-	(189,573,395)	4,062,703,682
Fidelity Extended Market Index Fund	9,653,628	-	-	-	-	(192,175)	9,461,453
Fidelity Growth Company Fund	5,757,358,880	-	-	-	-	(75,584,232)	5,681,774,648
Fidelity Large Cap Value Enhanced Index Fund	3,223,774,368	-	-	-	-	(215,056,148)	3,008,718,220
Fidelity Magellan Fund	3,775,907,772	-	-	-	-	(64,989,807)	3,710,917,965
Fidelity SAI Inflation-Focused Fund	15,530,401	-	-	-	-	(1,314,743)	14,215,658
Fidelity SAI U.S. Large Cap Index Fund	1,226,602,131	1,907,898,531	2,073,422,537	-	32,983,633	(25,870,479)	1,068,191,279
Fidelity SAI U.S. Low Volatility Index Fund	3,443,908,174	52,977,221	125,000,000	-	(4,846,392)	(120,882,216)	3,246,156,787
Fidelity SAI U.S. Momentum Index Fund	2,661,523,137	35,446,162	125,000,000	-	(27,404,195)	(47,930,902)	2,496,634,202
Fidelity SAI U.S. Quality Index Fund	8,581,412,523	69,870,844	-	-	-	(439,995,981)	8,211,287,386
Fidelity SAI U.S. Value Index Fund	2,398,664,563	-	125,000,000	-	(403,460)	(202,790,279)	2,070,470,824
Fidelity Small Cap Discovery Fund	614,067,483	43,572,370	-	43,572,370	-	(73,852,466)	583,787,387
Fidelity Small Cap Index Fund	10,781,226	-	-	-	-	(70,252)	10,710,974
	37,345,757,948	2,109,765,128	2,448,422,537	43,572,370	329,586	(1,466,056,725)	35,541,373,400

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
RAPT Therapeutics, Inc.	24,319,206	977,775	3,866,153	-	(1,436,718)	20,914,926	40,909,036
Total	24,319,206	977,775	3,866,153	-	(1,436,718)	20,914,926	40,909,036

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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